NOTES PAYABLE (Details ) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Total Long-term debt, gross		$ 5,728,792	$ 3,863,827
Total Long-term debt, gross		1,449,261	1,538,488
Current maturities of long-term debt, net of	$ (6,909,119)	(4,279,531)
Long-term debt, net of current maturities	0	1,449,261
Promissory Note One[Member]
Total Long-term debt, gross	$ 350,055	329,227
Interest rate	14.00%
Due date	Sep. 01, 2023
Related Party Promissory Note One[Member]
Total Long-term debt, gross	$ 66,293	108,778
Interest rate	14.00%
Due date	Sep. 01, 2023
Promissory Note Two[Member]
Total Long-term debt, gross	$ 0	506,370
Interest rate	15.00%
Due date	Jan. 25, 2023
Promissory Note Three [Member]
Total Long-term debt, gross	$ 253,082	253,184
Interest rate	15.00%
Due date	Sep. 01, 2023
Promissory Note Four [Member]
Total Long-term debt, gross	$ 253,082	253,184
Interest rate	15.00%
Due date	Sep. 01, 2023
Related Party Promissory Note Two [Member]
Total Long-term debt, gross	$ 0	135,888
Interest rate	18.00%
Due date	Mar. 31, 2023
Convertible Notes Payable [Member]
Total Long-term debt, gross	$ 2,208,507	0
Interest rate	15.00%
Due date1	March 2024
Related Party Promissory Note Three [Member]
Total Long-term debt, gross	$ 145,723	0
Interest rate	18.00%
Due date	Sep. 01, 2023
Related Party Promissory Note Four [Member]
Total Long-term debt, gross	$ 35,000	0
Interest rate	15.00%
Due date	Jun. 30, 2024
Promissory Note [Member]
Total Long-term debt, gross	$ 0	50,892
Interest rate	14.00%
Due date	Jan. 15, 2023
Notes Payable One [Member]
Total Long-term debt, gross	$ 6,909,119	578,802
Total Long-term debt, gross		$ 0	379,458
Interest rate	12.00%	12.00%
Due date1	May, 2023
Due date		Jul. 31, 2022
Notes Payable Two [Member]
Total Long-term debt, gross		$ 578,802	541,589
Total Long-term debt, gross	$ 77,506	$ 0
Interest rate	15.00%	12.00%
Due date	Jun. 14, 2024
Notes Payable Three [Member]
Total Long-term debt, gross	$ 512,500	$ 506,250
Total Long-term debt, gross		$ 0	145,301
Interest rate	18.00%	12.00%
Due date	Sep. 01, 2023	Apr. 27, 2022
Notes Payable Four [Member]
Total Long-term debt, gross	$ 32,942	$ 32,752
Total Long-term debt, gross		$ 0	235,548
Interest rate	18.00%	12.00%
Due date	Oct. 01, 2028	Apr. 25, 2022
Notes Payable Five [Member]
Total Long-term debt, gross		$ 0	$ 242,151
Total Long-term debt, gross	$ 1,943,390	$ 1,960,965
Interest rate	17.50%	12.00%
Due date	Feb. 28, 2026	May 12, 2022
Notes Payable Six [Member]
Total Long-term debt, gross	$ 6,039	$ 0
Interest rate	15.00%
Due date	Jun. 14, 2024
Notes Payable Two [Member]
Total Long-term debt, gross	$ 1,250,000	$ 1,012,500
Interest rate	18.00%
Due date	Sep. 01, 2023